Note 15 - Leases - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 229	$ 337
Depreciation	(115)	(99)	$ (112)
Additions to right of use assets	527	0
Derecognition of right of use assets	(172)	0
Foreign currency movement	(22)	(9)
Balance	$ 447	$ 229	$ 337